Prepaids, Deposits and Advances (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of Prepaids and Advances
	December 31, 2021	December 31, 2020
Prepaid expenses	$935	$1,404
Deposits	47	109
Other advances	1,686	1,661
Total	$2,668	$3,174